Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961

Supplement dated May 1, 2026
to the Summary Prospectus, Prospectus, and
Statement of Additional Information (“SAI”)
each dated March 16, 2026

Towle Value ETF (TCV)
(the “Fund”)

Effective immediately, James M. Shields, CFA®, Portfolio Manager, Towle & Co., no longer serves as a portfolio manager for the Fund. All references to Mr. Shields are hereby deleted.

If you have any questions, please call 215-330-4476.

Please retain this Supplement for future reference.